UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Arizona — 4.7%
Pima County IDA, RB, American Charter
Schools Foundation, Series A, 5.63%,
7/01/38	$ 4,590	$ 3,492,990
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	2,185	2,207,396
Salt River Project Agricultural
Improvement & Power District, RB,
Series A, 5.00%, 1/01/38	3,860	3,971,747
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/32	10,280	9,033,139
Salt Verde Financial Corp., RB, Senior,
5.00%, 12/01/37	9,290	7,906,533
		26,611,805
California — 26.6%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	4,445	4,714,189
California County Tobacco Securitization
Agency, RB, CAB, Stanislaus, Sub-
Series C, 6.30%, 6/01/55 (a)	17,855	220,509
California HFA, RB, Home Mortgage,
Series G, AMT, 5.50%, 8/01/42	7,280	7,189,000
California State Public Works Board, RB,
Various Capital Projects, Sub-Series I-
1, 6.38%, 11/01/34	2,315	2,353,360
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 5.50%, 10/01/33	5,000	5,024,100
City of Lincoln, California, Special Tax
Bonds, Community Facilities District
No. 2003-1, 6.00%, 9/01/34 (b)	3,115	3,701,492
Foothill Eastern Transportation Corridor
Agency, California, Refunding RB,
CAB, 6.09%, 1/15/32 (a)	54,635	11,779,306
Foothill Eastern Transportation Corridor
Agency, California, Refunding RB,
CAB, 6.09%, 1/15/38 (a)	75,000	10,128,750
Golden State Tobacco Securitization
Corp., California, RB, Series 2003-A-1,
6.63%, 6/01/40 (b)	10,000	11,685,200
Los Angeles Department of Airports, RB,
Series A, 5.25%, 5/15/39	1,560	1,563,744

	Par
Municipal Bonds	(000)	Value
California (concluded)
Los Angeles Regional Airports
Improvement Corp., California,
Refunding RB, Facilities, LAXFUEL
Corp., LA International, AMT (AMBAC),
5.50%, 1/01/32	$ 13,320	$ 12,779,208
Los Angeles Unified School District,
California, GO, Series D, 5.25%,
7/01/24	5,000	5,396,800
Los Angeles Unified School District,
California, GO, Series D, 5.25%,
7/01/25	3,490	3,736,150
Los Angeles Unified School District,
California, GO, Series D, 5.00%,
7/01/26	1,305	1,362,772
Murrieta Community Facilities District,
California, Special Tax Bonds, District
No. 2, The Oaks Improvement Area A,
6.00%, 9/01/34	5,000	4,333,200
San Francisco City & County Public
Utilities Commission, RB, Series B,
5.00%, 11/01/39	18,550	18,921,927
State of California, GO, Refunding,
Various Purpose, 5.00%, 6/01/34	6,250	5,609,313
State of California, GO, Various Purpose,
5.00%, 6/01/32	4,000	3,643,720
State of California, GO, Various Purpose,
6.50%, 4/01/33	20,410	21,802,166
University of California, RB, Limited
Project, Series B, 4.75%, 5/15/38	10,565	9,908,385
West Valley-Mission Community College
District, GO, Election of 2004, Series
A (AGM), 4.75%, 8/01/30	4,015	4,015,000
		149,868,291
Colorado — 1.7%
City of Colorado Springs, Colorado, RB,
Subordinate Lien, Improvement,
Series C (AGM), 5.00%, 11/15/45	2,545	2,579,281
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	4,205	4,432,364

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.	FNMA	Federal National Mortgage Association
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDRB	Industrial Development Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guaranty Corp.
EDA	Economic Development Authority	RB	Revenue Bonds
EDC	Economic Development Corp.

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010 1

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Colorado (concluded)
Park Creek Metropolitan District,
Colorado, Refunding RB, Senior,
Limited Tax, Property Tax, 5.50%,
12/01/37	$ 2,530	$ 2,311,889
		9,323,534
District of Columbia — 7.5%
District of Columbia, RB, CAB,
Georgetown, Series A (NPFGC),
6.03%, 4/01/36 (a)(b)	15,600	3,524,196
District of Columbia, RB, CAB,
Georgetown, Series A (NPFGC),
6.03%, 4/01/37 (a)(b)	51,185	10,891,656
District of Columbia, Refunding RB,
Friendship Public Charter School Inc.
(ACA), 5.25%, 6/01/33	2,390	1,933,223
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.75%, 5/15/40	23,035	23,080,149
Metropolitan Washington Airports
Authority, RB, First Senior Lien, Series
A, 5.00%, 10/01/39	990	1,000,524
Metropolitan Washington Airports
Authority, RB, First Senior Lien, Series
A, 5.25%, 10/01/44	1,545	1,590,948
		42,020,696
Florida — 4.4%
County of Miami-Dade, Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	2,280	2,257,542
County of Orange, Florida, Refunding RB
(Syncora), 4.75%, 10/01/32	5,440	5,314,119
Miami Beach Health Facilities Authority,
RB, Mount Sinai Medical Center of
Florida, 6.75%, 11/15/21	7,485	7,553,338
Stevens Plantation Community
Development District, Special
Assessment Bonds, Series A, 7.10%,
5/01/35	3,770	2,859,507
Village Community Development District
No. 6, Special Assessment Bonds,
5.63%, 5/01/22	7,200	6,741,792
		24,726,298
Georgia — 2.2%
De Kalb Private Hospital Authority,
Refunding RB, Children's Healthcare,
5.25%, 11/15/39	1,650	1,657,392
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Series, 5.00%,
7/01/39	6,805	7,042,562
Richmond County Development
Authority, Refunding RB, International
Paper Co. Project, Series A, AMT,
6.00%, 2/01/25	4,000	3,937,880
		12,637,834

	Par
Municipal Bonds	(000)	Value
Guam — 1.0%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	$ 1,245	$ 1,264,397
Territory of Guam, GO, Series A, 6.75%,
11/15/29	2,180	2,257,717
Territory of Guam, GO, Series A, 7.00%,
11/15/39	2,255	2,314,104
		5,836,218
Illinois — 6.3%
Illinois Finance Authority, RB, Advocate
Health Care, Series C, 5.38%,
4/01/44	10,630	10,794,552
Illinois Finance Authority, RB, MJH
Education Assistance IV LLC, Sub-
Series B, 5.38%, 6/01/35 (c)(d)	1,675	118,892
Illinois Finance Authority, RB, Monarch
Landing Inc. Facility, Series A, 7.00%,
12/01/37 (c)(d)	2,885	923,200
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	3,160	3,263,300
Illinois Finance Authority, Refunding RB,
Elmhurst Memorial Healthcare,
5.50%, 1/01/22	5,000	4,935,300
Illinois Finance Authority, Refunding RB,
Elmhurst Memorial Healthcare,
5.63%, 1/01/28	6,000	5,716,740
Illinois Finance Authority, Refunding RB,
Friendship Village Schaumburg, Series
A, 5.63%, 2/15/37	845	663,925
Illinois Finance Authority, Refunding RB,
Series 05-A, 5.25%, 7/01/41	760	786,228
Illinois Municipal Electric Agency, RB
(NPFGC), 4.50%, 2/01/35	1,495	1,376,970
State of Illinois, RB, Build Illinois, Series
B, 5.25%, 6/15/34	1,240	1,277,894
Village of Bolingbrook Illinois, GO,
Refunding, Series B (NPFGC), 6.01%,
1/01/33 (a)	6,820	1,944,519
Village of Bolingbrook Illinois, GO,
Refunding, Series B (NPFGC), 6.01%,
1/01/34 (a)	14,085	3,766,752
		35,568,272
Indiana — 7.8%
City of Vincennes, Indiana, Refunding
RB, Southwest Indiana Regional Youth
Village, 6.25%, 1/01/24	2,130	1,758,336
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	1,655	1,673,751
Indiana Finance Authority, Refunding
RB, Duke Energy Indiana Inc., Series
C, 4.95%, 10/01/40	6,480	6,284,693
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc., 5.50%, 9/15/31	9,000	7,436,700
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	2,150	2,291,986

2 BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Indiana (concluded)
Petersburg Indiana, RB, Indiana Power
& Light, AMT, 5.90%, 12/01/24	$ 10,000	$ 9,635,600
Petersburg Indiana, RB, Indiana Power
& Light, AMT, 5.95%, 12/01/29	16,000	15,042,080
		44,123,146
Kentucky — 0.1%
Kentucky Housing Corp., RB, Series F,
AMT (FNMA), 5.45%, 1/01/32	660	662,112
Louisiana — 1.3%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Capital
Projects & Equipment Acquisition
Program (ACA), 6.55%, 9/01/25	8,430	7,324,743
Maryland — 0.6%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 4.65%,
9/01/32	2,665	2,464,725
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.75%,
6/01/35	855	863,550
		3,328,275
Massachusetts — 0.6%
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Healthcare, Series J1,
5.00%, 7/01/39	3,535	3,548,044
Michigan — 0.7%
Michigan State Hospital Finance
Authority, Refunding RB, Henry Ford
Health System, Series A, 5.25%,
11/15/46	4,230	3,697,020
Mississippi — 3.3%
City of Gulfport, Mississippi, RB,
Memorial Hospital at Gulfport Project,
Series A, 5.75%, 7/01/31	18,455	18,464,043
Missouri — 0.1%
Missouri Joint Municipal Electric Utility
Commission, RB, Plum Point Project
(NPFGC), 4.60%, 1/01/36	595	502,293
Multi-State — 5.6%
Centerline Equity Issuer Trust, 6.80%,
11/30/50 (e)(f)	6,500	6,678,100
Centerline Equity Issuer Trust, 6.80%,
10/31/52 (e)(f)	16,000	17,279,840
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (e)(f)(g)	7,896	7,322,726
		31,280,666

	Par
Municipal Bonds	(000)	Value
Nebraska — 0.5%
Omaha Public Power District, RB, Series
A, 4.75%, 2/01/44	$ 2,695	$ 2,672,524
Nevada — 0.9%
County of Clark, Nevada, Refunding RB,
Alexander Dawson School, Nevada
Project, 5.00%, 5/15/29	5,260	5,227,441
New Hampshire — 0.6%
New Hampshire Health & Education
Facilities Authority, RB, Exeter Project,
5.75%, 10/01/31	3,500	3,561,705
New Jersey — 7.5%
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37	3,680	680,800
New Jersey EDA, RB, Cigarette Tax,
5.75%, 6/15/29	15,500	15,214,955
New Jersey EDA, RB, Continental Airlines
Inc. Project, AMT, 7.00%, 11/15/30	15,410	14,695,746
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	8,000	7,990,640
Tobacco Settlement Financing Corp.,
New Jersey, Refunding RB, Series 1A,
4.50%, 6/01/23	4,125	3,845,655
		42,427,796
New York — 6.3%
Albany Industrial Development Agency,
RB, New Covenant Charter School
Project, Series A, 7.00%, 5/01/35	1,820	1,146,564
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 8.00%,
8/01/28	5,000	5,014,600
New York City Industrial Development
Agency, RB, American Airlines Inc.,
JFK International Airport, AMT, 7.75%,
8/01/31	22,140	21,918,378
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters,
5.25%, 10/01/35	3,545	3,563,186
New York State Dormitory Authority,
Refunding RB, NYU Hospital Center,
Series A, 5.00%, 7/01/20	4,000	4,004,200
		35,646,928
North Carolina — 4.9%
City of Charlotte, North Carolina, RB,
Series B, 5.00%, 7/01/38	1,860	1,982,871
City of Charlotte, North Carolina, RB,
Series B, 4.50%, 7/01/39	1,800	1,794,114
Gaston County Industrial Facilities &
Pollution Control Financing Authority,
North Carolina, RB, Exempt Facilities,
National Gypsum Co. Project, AMT,
5.75%, 8/01/35	12,130	7,790,614

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010 3

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance
Agency, Refunding RB, Duke
University Project, Series B, 4.25%,
7/01/42	$ 11,300	$ 10,796,020
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/26	1,000	1,028,970
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/39	1,240	1,244,514
North Carolina Medical Care
Commission, RB, Duke University
Health System, Series A, 5.00%,
6/01/42	2,750	2,736,690
		27,373,793
Ohio — 1.9%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Series A-2, 6.50%, 6/01/47	3,120	2,616,494
County of Montgomery, Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.00%, 5/01/39	5,450	5,449,564
Pinnacle Community Infrastructure
Financing Authority, RB, Facilities,
Series A, 6.25%, 12/01/36	3,760	2,808,307
		10,874,365
Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB,
Series A, AMT, 7.75%, 6/01/35	7,175	7,027,984
Pennsylvania — 4.7%
Pennsylvania Economic Development
Financing Authority, RB, Amtrak
Project, Series A, AMT 6.38%,
11/01/41	6,500	6,566,300
Pennsylvania Economic Development
Financing Authority, RB, Aqua
Pennsylvania Inc. Project, 5.00%,
11/15/40	3,725	3,724,739
Pennsylvania Economic Development
Financing Authority, RB, Reliant
Energy, Series A, AMT 6.75%,
12/01/36	11,345	11,473,652
Pennsylvania HFA, Refunding RB, Series
97A, AMT, 4.60%, 10/01/27	2,000	1,891,000
Pennsylvania Turnpike Commission, RB,
Sub-Series D, 5.13%, 12/01/40	3,100	3,108,091
		26,763,782
Puerto Rico — 3.1%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	5,820	5,915,914

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	$ 10,900	$ 11,632,044
		17,547,958
South Carolina — 3.2%
Lexington County Health Services
District Inc., Refunding RB, 5.75%,
11/01/28 (b)	10,000	11,704,400
South Carolina Jobs EDA, Refunding RB,
Palmetto Health Alliance, Series A,
6.25%, 8/01/31	5,075	5,146,507
South Carolina Jobs EDA, Refunding RB,
Palmetto Health, Series C, 6.88%,
8/01/27 (b)	990	1,181,208
		18,032,115
Tennessee — 0.5%
Knox County Health Educational &
Housing Facilities Board, Tennessee,
Refunding RB, CAB, Series A (AGM),
5.70%, 1/01/20 (a)	5,055	2,991,448
Texas — 20.7%
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	4,370	3,016,174
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
AMT, 5.75%, 5/01/36	4,265	4,009,868
City of Houston, Texas, RB, Senior Lien,
Series A, 5.50%, 7/01/39	3,000	3,186,660
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	16,425	18,544,646
Harris County-Houston Sports Authority,
Refunding RB, CAB, Junior Lien,
Series H (NPFGC), 6.11%,
11/15/35 (a)	5,000	786,600
Harris County-Houston Sports Authority,
Refunding RB, CAB, Senior Lien,
Series A (NPFGC), 5.94%,
11/15/38 (a)	12,580	1,587,219
Harris County-Houston Sports Authority,
Refunding RB, Third Lien, Series A-3
(NPFGC), 5.97%, 11/15/37 (a)	26,120	3,512,879
Lower Colorado River Authority,
Refunding RB, LCRA Transmission
Services Project (AMBAC), 4.75%,
5/15/34	12,205	11,894,993
Lower Colorado River Authority,
Refunding RB, Refunding &
Improvement (NPFGC), 5.00%,
5/15/31 (b)	70	78,602
Lower Colorado River Authority,
Refunding RB, Refunding &
Improvement (NPFGC), 5.00%,
5/15/31	2,275	2,289,241

4 BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Lower Colorado River Authority,
Refunding RB (NPFGC), 5.00%,
5/15/31 (b)	$ 50	$ 56,248
Lower Colorado River Authority,
Refunding RB, Series A (NPFGC),
5.00%, 5/15/31 (b)	5	5,625
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	12,180	12,734,799
San Antonio Energy Acquisition Public
Facility Corp., RB, Gas Supply, 5.50%,
8/01/25	6,540	6,832,273
State of Texas, GO, Transportation
Community, Mobility Fund, Series A,
4.75%, 4/01/35	7,000	6,979,140
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien,
Note Mobility, 6.88%, 12/31/39	7,590	7,900,962
Texas State Affordable Housing Corp.,
RB, American Opportunity Housing
Portfolio, Junior Series B, 8.00%,
3/01/32 (c)(d)	4,435	220,686
Texas State Turnpike Authority, RB, CAB
(AMBAC), 6.06%, 8/15/32 (a)	25,000	5,300,250
Texas State Turnpike Authority, RB, CAB
(AMBAC), 6.07%, 8/15/33 (a)	62,325	11,921,526
Texas State Turnpike Authority, RB, CAB
(AMBAC), 6.07%, 8/15/34 (a)	65,040	11,541,998
Texas State Turnpike Authority, RB, First
Tier, Series A (AMBAC), 5.00%,
8/15/42	5,000	4,569,600
		116,969,989
Utah — 1.3%
City of Riverton, Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	7,150	7,138,560
Virginia — 1.2%
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	2,635	2,567,781
Virginia Commonwealth Transportation
Board, RB, CAB, Contract, Route 28
(NPFGC), 5.29%, 4/01/32 (a)	8,105	2,536,784
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	1,890	1,883,971
		6,988,536
Washington — 1.5%
County of King Washington, Refunding
RB (AGM), 5.00%, 1/01/36	3,615	3,698,507
Washington Health Care Facilities
Authority, Refunding RB, Providence
Health Care Services, Series A
(NPFGC), 4.63%, 10/01/34	5,095	4,909,491
		8,607,998

	Par
Municipal Bonds	(000)	Value
Wisconsin — 1.6%
Wisconsin Health & Educational
Facilities Authority, RB, Aurora Health
Care, 6.40%, 4/15/33	$ 7,500 $	7,640,250
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.38%, 10/01/30	1,205	1,224,810
		8,865,060
Wyoming — 0.4%
Wyoming Community Development
Authority, RB, Series 3, AMT, 4.65%,
12/01/27	2,765	2,635,792
Total Municipal Bonds – 136.6% 770,877,064
Municipal Bonds Transferred to Tender
Option Bond Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities
Financing Authority Birmingham,
Alabama, RB, Ascension Health Senior
Credit, Series C 2, 5.00%, 11/15/36	4,548	4,550,435
California — 3.2%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/18	5,115	5,398,882
Los Angeles Community College District,
California, GO, Election of 2001,
Series A (AGM.), 5.00%, 8/01/32	4,500	4,547,655
San Diego Community College District,
California, GO, Election of 2002,
5.25%, 8/01/33	3,260	3,334,063
University of California, RB, Series C
(NPFGC), 4.75%, 5/15/37	5,000	4,931,900
		18,212,500
Colorado — 2.2%
Colorado Health Facilities Authority, RB,
Catholic Health, Series C 3 (AGM),
5.10%, 10/01/41	7,600	7,493,676
Colorado Health Facilities Authority, RB,
Catholic Health, Series C 7 (AGM),
5.00%, 9/01/36	4,860	4,782,483
		12,276,159
Connecticut — 3.5%
Connecticut State Health & Educational
Facility Authority, RB, Yale University,
Series T 1, 4.70%, 7/01/29	9,400	9,932,416
Connecticut State Health & Educational
Facility Authority, RB, Yale University,
Series X 3, 4.85%, 7/01/37	9,360	9,756,302
		19,688,718

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010 5

Schedule of Investments (continued)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
Illinois — 1.5%
Chicago New Public Housing Authority,
Illinois, Refunding RB (AGM), 5.00%,
7/01/24	$ 8,232 $	8,542,668
Massachusetts — 1.2%
Massachusetts Water Resources
Authority, RB, Generation, Series A,
5.00%, 8/01/41	6,770	6,878,929
New Hampshire — 0.8%
New Hampshire Health & Education
Facilities Authority, Refunding RB,
Dartmouth College, 5.25%, 6/01/39	3,988	4,283,145
New York — 1.6%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	3,074	3,363,751
New York State Environmental Facilities
Corp., New York, RB, Revolving Funds
New York City Municipal Water
Project, Series B, 5.00%, 6/15/31	5,370	5,476,970
		8,840,721
Virginia — 3.2%
University of Virginia, Refunding RB,
General, 5.00%, 6/01/40	10,750	11,341,465
Virginia Housing Development Authority,
RB, Series H, (NPFGC), 5.35%,
7/01/31	6,810	6,873,674
		18,215,139
Washington — 3.7%
Central Puget Sound Regional
Transportation Authority, Washington,
RB, Series A (AGM), 5.00%, 11/01/32	5,459	5,686,419
State of Washington, GO, Various
Purpose Series E, 5.00%, 2/01/34	14,487	15,094,958
		20,781,377
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 21.7%		122,269,791
Total Long-Term Investments
(Cost – $925,876,374) – 158.3% 893,146,855

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.16% (i)(j)	227,610	227,610
Total Short-Term Securities
(Cost – $227,610) – 0.0%		227,610

			Value
Total Investments
(Cost – $926,103,984*) – 158.3%		$ 893,374,465
Other Assets Less Liabilities – 1.8%			10,344,371
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (12.1)%			(68,625,472)
Preferred Shares, at Redemption Value – (48.0)%			(270,890,956)
Net Assets Applicable to Common Shares – 100.0% $			564,202,408
*	The cost and unrealized appreciation (depreciation) of investments as of
	January 31, 2010, as computed for federal income tax purposes, were as
	follows:
	Aggregate cost	$ 859,224,003
	Gross unrealized appreciation	$ 23,413,610
	Gross unrealized depreciation		(57,846,649)
	Net unrealized depreciation	$ (4,433,039)
(a) Represents a zero-coupon bond. Rate shown reflects the current yield as
	of report date.
(b) U.S. government securities, held in escrow, are used to pay interest on
	this security, as well as to retire the bond in full at the date indicated,
	typically at a premium to par.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional investors.
(f)	Security represents a beneficial interest in a trust. The collateral
	deposited into the trust is federally tax-exempt revenue bonds issued by
	various state or local governments, or their respective agencies or
	authorities. The security is subject to remarketing prior to its stated
	maturity, and is subject to mandatory redemption at maturity.
(g) Variable rate security. Rate shown is as of report date.
(h) Securities represent bonds transferred to a tender option bond trust in
	exchange for which the Trust acquired residual interest certificates.
	These securities serve as collateral in a financing transaction.
(i)	Investments in companies considered to be an affiliate of the Trust, for
	purposes of Section 2(a)(3) of the Investment Company Act of 1940,
	were as follows:
		Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund	$ (196,340)	$ 24,301
(j)	Represents the current yield as of report date.
• Fair Value Measurements — Various inputs are used in determining the
	fair value of investments, which are as follows:
	• Level 1 — price quotations in active markets/exchanges for identical
	assets and liabilities
	• Level 2 — other observable inputs (including, but not limited to: quoted
	prices for similar assets or liabilities in markets that are active, quoted
	prices for identical or similar assets or liabilities in markets that are not
	active, inputs other than quoted prices that are observable for the
	assets or liabilities (such as interest rates, yield curves, volatilities,
	repayment speeds, loss severities, credit risks and default rates) or
	other market-corroborated inputs)

6 BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in the semi-annual report.
The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 227,610
Level 2 - Long-Term Investments[1]	893,146,855
Level 3	-
Total	$ 893,374,465
[1]See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME TRUST JANUARY 31, 2010 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 19, 2010